EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2015	2014	2013
Numerator
Net income	$75,063	$65,000	$48,349

Denominator
Basic earnings per common share - weighted average shares	61,062,657	58,662,836	57,270,233
Effect of dilutive securities
Employee stock awards	670,282	589,157	692,050
Warrants	114,608	140,674	110,771
Diluted earnings per common share - adjusted weighted average shares	61,847,547	59,392,667	58,073,054

Earnings per share available to common shareholders
Basic	$1.23	$1.11	$0.84
Diluted	$1.21	$1.09	$0.83